LEASE - Summary of future minimum lease payments under non-cancelable operating lease agreements consist (Details)	Dec. 31, 2025 USD ($)
LEASE
1 year (Including 1 year)	$ 693,030
1 year to 2 years (Including 2 years)	551,585
2 years to 3 years (Including 3 years)	448,469
3 years to 4 years (Including 4 years)	465,134
4 years to 5 years (Including 5 years)	363,004
Over 5 years	22,329
Total lease payments	2,543,551
Less: imputed interest	(314,320)
Present value of lease liabilities	$ 2,229,231